Fair Value Measurements (Details) - Summary of financial instruments at fair value based on the fair value hierarchy or each class of instrument - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Assets:
Money market account		$ 4,519	$ 22,019
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets:
Money market account	$ 4,837	4,519
Fair Value, Inputs, Level 1 [Member] | Convertible Redeemable Preferred Stock Warrant Liability [Member]
Liabilities:
Financial liabilities fair value disclosure		0	0
Fair Value, Inputs, Level 1 [Member] | Common Stock Warrant Liability [Member]
Liabilities:
Financial liabilities fair value disclosure		0	0
Fair Value, Inputs, Level 1 [Member] | Convertible Promissory Note [Member]
Liabilities:
Financial liabilities fair value disclosure		0
Fair Value, Inputs, Level 2 [Member]
Assets:
Money market account		0	0
Fair Value, Inputs, Level 2 [Member] | Convertible Redeemable Preferred Stock Warrant Liability [Member]
Liabilities:
Financial liabilities fair value disclosure		0	0
Fair Value, Inputs, Level 2 [Member] | Common Stock Warrant Liability [Member]
Liabilities:
Financial liabilities fair value disclosure		0	0
Fair Value, Inputs, Level 2 [Member] | Convertible Promissory Note [Member]
Liabilities:
Financial liabilities fair value disclosure		0
Fair Value, Inputs, Level 3 [Member]
Assets:
Money market account		0	0
Fair Value, Inputs, Level 3 [Member] | Convertible Redeemable Preferred Stock Warrant Liability [Member]
Liabilities:
Financial liabilities fair value disclosure	(64,917)	(48,167)	(35,473)
Fair Value, Inputs, Level 3 [Member] | Common Stock Warrant Liability [Member]
Liabilities:
Financial liabilities fair value disclosure	(459)	(337)	$ (277)
Fair Value, Inputs, Level 3 [Member] | Convertible Promissory Note [Member]
Liabilities:
Financial liabilities fair value disclosure	$ (62,707)	$ (34,803)